Financial Instruments - Interest Rate Risk - Additional Information (Detail) - Interest rate risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	2.57%	2.11%
Change in interest rate, percentage	1.00%	1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 10	$ 11